Organization and Nature of Operations	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.
Organization and Nature of Operations
(a)
Principal Activities

Agora, Inc. (the “Company”), an exempted company with limited liability, was incorporated in Cayman Islands on November 29, 2013. The Company, through its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Group”) engages primarily in providing Real-Time Engagement Platform-as-a-Service (“RTE-PaaS”), which offers developers software tools to embed real-time video, voice and messaging capabilities into their applications without the need to create and maintain the underlying infrastructure themselves. The Group’s real-time engagement products are delivered through its Software-Defined Real-Time Network (“SD-RTN”), which is a virtual network overlay on top of the public internet. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”) and the United States.

(b)
Reorganization and acquisitions

The Group commenced its operations in 2014 through Agora Lab, Inc. and Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”), both of which were established and controlled by Bin (Tony) Zhao (the “Founder”). In December 2014, API Investment Limited (formerly known as Agora IO, Inc) was formed as part of a reorganization through which the Company, API Investment Limited and their respective shareholders entered into a share swap arrangement resulting in the Company along with its subsidiary, Agora Lab, Inc., becoming API Investment Limited’s subsidiaries. Further, ShengWang HongKong Limited (Formerly known as Agora IO Hongkong Limited) and Shanghai Dayin Network Technology Co., Ltd. (“Dayin”) were established. The Group then entered into a series of contractual arrangements among Dayin, Zhaoyan and Zhaoyan’s shareholders in June 2015, and thereafter Zhaoyan became the variable interest entity of the Group (collectively referred to as the “Historical Reorganization”).

In January 2020, the Group underwent another reorganization (the “Corporate Reorganization”) which ultimately resulted in Agora, Inc. becoming the parent company of the Group and the issuer in connection with its planned initial public offering in the United States in the following steps:

First, API Investment Limited contributed 100% of the shares of ShengWang HongKong Limited into Agora, Inc., after which Agora, Inc. held 100% of the equity securities of Agora IO Hongkong, Limited. Second, the Company obtained shares of API Investment Limited by having the shareholders swap their current API Investment Limited shares for the same number of shares in Agora, Inc., which mirrored the restrictions, rights, preferences and privileges as stipulated in the current shareholder agreements governing API Investment Limited. API Investment Limited became a wholly owned subsidiary of Agora, Inc., and in return, the shareholders of API Investment Limited became shareholders of Agora, Inc. As a result of the Corporate Reorganization, Agora, Inc. became wholly owned by the former shareholders of API Investment Limited while API Investment Limited became wholly owned by Agora, Inc.

The Corporate Reorganization was completed on January 19, 2020. Through the Historical Reorganization and the Corporate Reorganization, the Group’s business continued to be carried out by Agora Lab, Inc. and Zhaoyan without a change in control. The Historical Reorganization and the Corporate Reorganization were accounted for as transactions under common control and therefore, the carryover basis was used to record assets and liabilities of Agora Lab, Inc. and Zhaoyan using historical costs for all periods presented as if the current corporate structure after the Corporate Reorganization had existed as of the beginning of the earliest period presented in the consolidated financial statements to reflect the final shares issued in the Corporate Reorganization. After the completion of the Corporate Reorganization, the Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIE (Zhaoyan).

During 2020, the Company established Shanghai Jiyin Network Technology Co., Ltd. to further develop their business in the PRC.

On November 27, 2020, the Company acquired 100% equity interests of Netless, a real-time interactive whiteboard solution provider, from its shareholders for a cash and share consideration totaling to $4 million (Note 3).

On February 28, 2021, the Company acquired 100% equity interests of Easemob, providing instant messaging APIs and customer engagement cloud services in China, from its shareholders for a cash consideration totaling to $53.4 million (Note 3). On December 14, 2022, the Group entered into a definitive agreement to sell the customer engagement cloud business of Easemob to a third party, which was subsequently completed on February 1, 2023. There was a consolidated variable interest entity (the “Zhonghuan Chuanyin”) within the Easemob group structure that was acquired as part of the transaction while was disposed along with the selling of customer engagement cloud business of Easemob. The related financial statement balances and business volume of this variable interest entity are not material.

During 2023, the Company established AGORA.IO INC. and Agora (Shanghai) Technology Co., Ltd. to further support their business in the United States and other international markets..

The Company’s principal subsidiaries and VIE as of December 31, 2024 are as follows:

Principal Subsidiaries:	Date of Incorporation	Place of Incorporation	Percentage of Direct/Indirect Economic Interest	Principal Activities
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
API Investment Limited (formerly known as Agora IO, Inc)	December 2, 2014	Cayman Islands	100%	Investment holding
ShengWang HongKong Limited (formerly known as Agora IO Hongkong Limited)	December 12, 2014	Hong Kong	100%	Investment holding
Shanghai Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Shengwang Technology Co., Ltd. (“Shanghai Shengwang”, formerly known as Shanghai Jiyin Network Technology Co., Ltd.)	May 26, 2020	PRC	100%	Provision of services
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of services
Agora Labs India Private Limited	December 29, 2021	India	100%	Provision of services
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. (“Shengshi”) (i)	July 29, 2022	PRC	100%	Construction
Agora (Shanghai) Technology Co., Ltd.	February 6, 2023	RPC	100%	Provision of services
AGORA.IO INC.	April 12, 2023	Delaware, United States	100%	Investment holding
VIE:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services

(i) Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. is a structured entity consolidated by the Group, being set up in 2022 for construction of the Group’s headquarter project. As of December 31, 2024, Shengshi had total outstanding balances of the long-term borrowings amounted to US$46.5 million (Note 16), construction in progress amounted to US$44.5 million (Note 7) and the land use right amounted to US$161.4 million (Note 12).

(c)
Consolidated Variable Interest Entity

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in the internet sector, the Group operates its businesses in the PRC through its VIEs. The Company obtained a controlling financial interest in the VIEs by entering into a series of contractual arrangements with the VIEs and the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIEs. However, the rights of those nominee shareholders have been transferred to the Company through a series of contractual arrangements.

The principal terms of the contractual arrangements entered into by and among the Group’s wholly foreign-owned enterprises, Dayin, known as “the WFOE”, the VIE and the nominee shareholders of VIE are described below:

Exclusive Technology Consulting and Services Agreement

Under the Exclusive Technology Consulting and Services Agreement between the WFOE and the VIE, the WFOE has the exclusive right to provide the VIE consulting services related to, among other things, information consulting, assisting in information collection and market research, and providing training to personnel. The WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Zhaoyan shall pay to Dayin an annual service fee, which may only be adjusted with the approval of Dayin and ShengWang Hongkong Limited.

Unless otherwise agreed pursuant to the agreement, the agreement will remain effective until the earlier of: (1) the end of a ten-year term, which will automatically extend annually unless Dayin provides 30 days’ prior written notice to Zhaoyan; (2) Dayin terminates the agreement because of Zhaoyan’s breach of the agreement; and (3) termination of the term of operation of Zhaoyan.

For the years ended December 31, 2022, 2023 and 2024, the service fees charged by the WFOE to the VIE pursuant to the above agreements is US$8.0 million, US$2.2 million and US$3.0 million, respectively.

Voting Rights Proxy Agreement and Irrevocable Powers of Attorney

Under the Voting Rights Proxy Agreement, by and among the WFOE, the VIE and each of the shareholders of the VIE, and the related irrevocable powers of attorney executed by the VIE’s shareholders pursuant to the Voting Rights Proxy Agreement, each of the shareholders of the VIE irrevocably granted the WFOE’s designated representative full power of attorney to exercise his or her rights as a shareholder of the VIE including rights to convene and attend shareholders’ meeting, nominate and elect directors, and appoint and dismiss the senior management of the VIE.

Unless otherwise agreed pursuant to the Voting Rights Proxy Agreement in respect of Zhaoyan, it will remain effective until the earlier of: (1) the end of a ten-year term, which will automatically extend annually unless Dayin provide 30 days’ prior written notice to Zhaoyan; (2) the termination of the term of operation of Zhaoyan.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement, among the WFOE, the VIE and the VIE’s shareholders, the shareholders of the VIE pledged all of their equity interests in the VIE to the WFOE to guarantee their and the VIE’s performance of their obligations under the contractual arrangements. In the event of a breach by the VIE or the VIE’s shareholders of contractual obligations under these agreements, the WFOE, as pledgee, will be entitled the right to dispose of the pledged equity interests in the VIE. The shareholders of the VIE also undertakes that, during the term of the share pledge agreement, without the prior written consent to the WFOE, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. Zhaoyan’s shareholders shall also not increase the registered capital of Zhaoyan; if there is any increased registered capital pursuant to the terms of this agreement, such increased registered capital would also be deemed as pledged equity interest. Following the terms of the Share Pledge Agreement, the shareholders of Zhaoyan have registered the pledge at the SAMR on July 29, 2015. The pledge will remain binding until Zhaoyan and their shareholders discharge all their obligations under the contractual arrangements and the de-registration at SAMR is completed.

Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement, among the WFOE, the VIE and the VIE’s shareholders, each of the shareholders of the VIE irrevocably granted the WFOE an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIE, and the purchase price shall be the registered capital of Zhaoyan pro rata to Zhaoyan’s shareholders’ shareholdings or the lowest price permitted by applicable PRC law in respect of the Exclusive Option Agreement entered into by, among others, Zhaoyan and Dayin. The shareholders of the VIE undertake that, without the prior written consent of the WFOE, they shall not, among other things, increase or decrease the registered capital of the VIE, dispose of its assets, incur any debts or guarantee liabilities, terminate any material agreements or enter into any agreements that are in conflict with any of the existing material agreements, distribute or vote to distribute any profits, interests or dividends, amend its articles of association or provide any loans to third parties.

Unless otherwise agreed pursuant to the agreement, the Exclusive Option Agreement between Dayin and Zhaoyan will remain effective until the earliest of: (1) the end of a ten-year term that is automatically extended annually unless Dayin gives Zhaoyan a termination notice 30 days before the term ends; (2) all equity interests in Zhaoyan held by Zhaoyan’s shareholders are transferred or assigned to Dayin or its designated representatives; and (3) the termination of the term of operation of Zhaoyan.

The contractual arrangements above cannot be unilaterally terminated. Management concluded that the Company, through the WFOE and the contractual arrangements, has the power and control to direct the activities that most significantly impact the VIE’s economic performance, bears the risks and enjoys the rewards normally associated with ownership of the VIE, receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from the VIE as if it was their sole shareholder and therefore the Company is the ultimate primary beneficiary of the VIE. As such, the Group consolidates the financial results of the VIE which are prepared in accordance with the basis of presentation as stated in Note 2 below.

The following financial information sets forth the assets, liabilities, results of operations and changes in cash flows of the consolidated VIEs and the VIEs’ subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024, which was included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2023	2024
	(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$8,359	$3,806
Accounts receivable, net	23,349	16,075
Amounts due from related parties	12,320	5,533
Prepayments and other current assets	2,257	1,668
Restricted cash	—	37
Contract assets	—	66
Total current assets	46,285	27,185
Non-current assets:
Property and equipment, net	1,787	226
Long-term investments	7,059	6,956
Operating lease right-of-use assets	268	—
Intangible assets	82	—
Other non-current assets	1,994	1,794
Total non-current assets	11,190	8,976
Total assets	$57,475	$36,161
Liabilities
Current liabilities:
Accounts payable	10,059	6,402
Amounts due to related parties	64,683	21,909
Advances from customers	1,710	5,694
Taxes payable	—	68
Current operating lease liabilities	342	—
Accrued expenses and other current liabilities	3,501	2,087
Total current liabilities	80,295	36,160
Non-current liabilities:
Long term payable	—	1
Long-term operating lease liabilities	90	—
Deferred tax liabilities	20	—
Total non-current liabilities	110	1
Total liabilities	$80,405	$36,161

	Year Ended December 31,
	2022	2023	2024
		(in US$ thousands)
Third-party revenues	85,686	80,267	59,504
Net (loss) income	(32,039)	(2,184)	1,019

	Year Ended December 31,
	2022	2023	2024
		(in US$ thousands)
Net cash and cash equivalents generated from (used in) operating activities	12,478	(3,865)	(4,339)
Net cash and cash equivalents (used in) provided by investing activities	(13,057)	10,089	(177)
Cash balance recorded in held-for-sale assets	(72)	—	—

The Company obtained a controlling financial interest in the VIE by entering into the series of contractual arrangements through the WFOE. As a result of these aforementioned contractual agreements, the Company has the power to direct activities of the VIE that most significantly affects its economic performance and receives the economic benefits from the VIE that could be significant to them. Accordingly, the WFOE is entitled to substantially all of the economic benefits from the VIE and are obligated to absorb all of the VIE’s expected losses and therefore the Company has determined that it is the primary beneficiary of the VIE. As a result, the Company has consolidated the VIE’s results of operations and assets and liabilities in the Company’s consolidated financial statements in accordance with US GAAP. The Company considers that there is no asset in the VIE that can be used only to settle obligations of the VIE, except for registered capital, as of December 31, 2023 and 2024. As the VIE were formed as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIE.

There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Group is conducting certain businesses in the PRC through the VIE, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no variable interest entity where the Company has variable interest but is not the primary beneficiary.

The Chairman and CEO owns the majority of the voting shares of the Company. The Chairman and CEO along with a small number of other employees, together the nominee shareholders, own the majority of the voting shares of the VIE respectively. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on these individuals enforcing the contracts. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIE, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIE to honor their contractual agreements with the Group and the Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company’s PRC legal counsel is of the view that the contractual arrangements among the VIE’s shareholders, the VIE and WFOE are valid, binding and are legally enforceable.

The Company’s ability to control the VIE also depends on the voting rights proxy and the effect of the share pledge under the Share Pledge Agreements and the WFOE have to vote on all matters requiring shareholders’ approval in the VIE. While this voting right proxy is legally enforceable in the view of the Company’s PRC legal counsel, it may not be as effective as direct equity ownership.

Following the Company’s board resolution on January 3, 2025, the Company terminated the contractual arrangements with Zhaoyan. All the assets and liabilities of Zhaoyao were transferred to Shanghai Shengwang prior to the termination of the contractual arrangements. Going forward, the Company’s PRC business will be conducted primarily through PRC subsidiaries.